Critical Accounting Judgments and Key Sources of Estimation Uncertainty	6 Months Ended
Jun. 30, 2020
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Critical Accounting Judgments and Key Sources of Estimation Uncertainty
Note 3—Critical Accounting Judgments and Key Sources of Estimation Uncertainty
In the application of our accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our unaudited condensed consolidated interim financial statements relate to revenue recognition, share-based payment, internally generated intangible assets related to drug development, and to our collaboration agreements.
The key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year, primarily relate to recognition of accruals for manufacturing and clinical trial activities.
The unaudited condensed consolidated interim financial statements do not include all disclosures for critical accounting judgments and estimation uncertainties that are required in the annual consolidated financial statements, and therefore, should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2019.
During the first six months of 2020, the Company has, for the first time, applied critical accounting judgments related to pre-launch
inventories, as described below. There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.
Pre-launch
Inventories
In determining the accounting for pre-launch inventories, we consider the probability of future benefits, and accordingly, whether pre-launch inventories qualify as assets. Manufacturing of pre-launch inventories are initiated for late-stage drug candidates and are recognized as inventories. However, since pre-launch inventories are not realizable prior to obtaining marketing approvals, pre-launch inventories are immediately written down to
0
,
through research and development costs. Once the marketing approval is obtained, write-downs of pre-launch inventories are reversed through research and development costs.